Vessels, Net - Navios Partners (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Line Items]
Balance	$ 1,043,250
Additions	(53,255)	$ (58,334)	$ (72,760)
Vessel impairment losses	(36,680)	(44,344)	(32,677)
Balance	1,062,258	1,043,250
Vessels | Cost
Property Plant And Equipment [Line Items]
Balance	1,360,231	1,420,078	1,354,298
Additions	113,391	115,902	158,241
Disposals	(5,696)	(76,264)	(26,233)
Vessel impairment losses	(97,170)	(99,485)	(66,228)
Balance	1,370,756	1,360,231	1,420,078
Vessels | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(316,981)	(321,063)	(317,092)
Additions	(52,088)	(54,585)	(56,210)
Disposals	81		18,688
Vessel impairment losses	60,490	58,667	33,551
Balance	(308,498)	(316,981)	(321,063)
Vessels | Net Book Value
Property Plant And Equipment [Line Items]
Balance	1,043,250	1,099,015	1,037,206
Additions	61,303	61,317	102,031
Disposals	(5,615)	(76,264)	(7,545)
Vessel impairment losses	(36,680)	(40,818)	(32,677)
Balance	$ 1,062,258	$ 1,043,250	$ 1,099,015